Derivative Instruments - Customer-Related Derivative Positions of Company (Detail) (Customer-Related Positions [Member], USD $) In Millions, unless otherwise specified	Dec. 31, 2012 Y	Dec. 31, 2011 Y
Interest rate contracts [Member] | Receive fixed/pay floating swaps [Member]
Derivative [Line Items]
Notional Value, Assets	$ 16,671	$ 16,230
Fair Value, Assets	1,085	1,216
Derivative Asset Average Remaining Maturity Period	4.78	4.98
Notional Value, Liabilities	1,090	523
Fair Value, Liabilities	15	1
Derivative Liability Average Remaining Maturity Period	9.30	2.52
Interest rate contracts [Member] | Pay fixed/receive floating swaps [Member]
Derivative [Line Items]
Notional Value, Assets	928	99
Fair Value, Assets	14
Derivative Asset Average Remaining Maturity Period	11.12	1.81
Notional Value, Liabilities	16,923	16,206
Fair Value, Liabilities	1,042	1,182
Derivative Liability Average Remaining Maturity Period	4.74	5.10
Interest rate contracts [Member] | Purchased options [Member]
Derivative [Line Items]
Notional Value, Assets	3,046	2,660
Fair Value, Assets	16	26
Derivative Asset Average Remaining Maturity Period	5.24	6.11
Notional Value, Liabilities	28
Fair Value, Liabilities
Derivative Liability Average Remaining Maturity Period	4.42
Interest rate contracts [Member] | Written options [Member]
Derivative [Line Items]
Notional Value, Assets	286
Fair Value, Assets
Derivative Asset Average Remaining Maturity Period	0.75
Notional Value, Liabilities	2,788	2,660
Fair Value, Liabilities	16	26
Derivative Liability Average Remaining Maturity Period	5.68	6.11
Foreign exchange contract [Member] | Purchased options [Member]
Derivative [Line Items]
Notional Value, Assets	323	127
Fair Value, Assets	6	5
Derivative Asset Average Remaining Maturity Period	0.55	0.41
Notional Value, Liabilities
Fair Value, Liabilities
Derivative Liability Average Remaining Maturity Period
Foreign exchange contract [Member] | Written options [Member]
Derivative [Line Items]
Notional Value, Assets
Fair Value, Assets
Derivative Asset Average Remaining Maturity Period
Notional Value, Liabilities	323	127
Fair Value, Liabilities	6	5
Derivative Liability Average Remaining Maturity Period	0.55	0.41
Foreign exchange contract [Member] | Forwards, spots and swaps [Member]
Derivative [Line Items]
Notional Value, Assets	12,186	7,936
Fair Value, Assets	322	369
Derivative Asset Average Remaining Maturity Period	0.43	0.54
Notional Value, Liabilities	11,861	7,731
Fair Value, Liabilities	$ 286	$ 354
Derivative Liability Average Remaining Maturity Period	0.44	0.54